Facility Operating Lease (Details) - Schedule of Maturities of Operating Lease Liabilities	Jun. 30, 2023 USD ($)
Schedule of Maturities of Operating Lease Liabilities [Abstract]
Fiscal 2024	$ 165,096
Fiscal 2025	169,224
Fiscal 2026	129,282
Total	463,602
Less imputed interest	(4,940)
Total operating lease liability	485,662
Less: current portion	162,210
Lease liability, long term	$ 296,452